Consolidated Financial Information Of Parent	12 Months Ended
Dec. 31, 2013
Consolidated Financial Information of Parent [Abstract]
Consolidated Financial Information Of Parent

Schedule I — Consolidated financial information of parent

Fly Leasing Limited

Condensed Balance Sheets

AS OF DECEMBER 31, 2013 AND 2012

(Dollar amounts in thousands)

	December 31, 2013	December 31, 2012
Assets
Cash and cash equivalents.......................................................................................................................................	$ 277,267	$ 82,124
Receivable from subsidiaries...................................................................................................................................	309	—
Notes receivable from subsidiaries...........................................................................................................................	56,132	5,986
Investments in subsidiaries.....................................................................................................................................	742,668	473,665
Investment in unconsolidated subsidiary...................................................................................................................	8,179	6,308
Other assets, net...................................................................................................................................................	1,524	445

Total assets...........................................................................................................................................................	1,086,079	568,528

Liabilities
Payable to related parties.........................................................................................................................................	24,051	1,126
Payable to subsidiaries...........................................................................................................................................	—	9,814
Note payable to subsidiaries.....................................................................................................................................	—	3,986
Unsecured borrowings, net.....................................................................................................................................	291,567	—
Deferred tax liability, net.........................................................................................................................................	17,955	19,609
Accrued and other liabilities.....................................................................................................................................	3,683	1,991

Total liabilities.......................................................................................................................................................	337,256	36,526

Shareholders’ equity...............................................................................................................................................	748,823	532,002

Total liabilities and shareholders’ equity.....................................................................................................................	$ 1,086,079	$ 568,528

Fly Leasing Limited

Condensed Statements of Income

FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

(Dollar amounts in thousands, except per share data)

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Revenues
Equity in earnings of subsidiaries.......................................................................	$ 51,136	$ 47,602	$ 6,613
Equity in earnings from unconsolidated subsidiary...............................................	1,871	1,631	279
Intercompany management fee income...............................................................	15,780	16,154	9,550
Intercompany interest income...........................................................................	1,407	—	—
Interest and other income.................................................................................	185	176	79

Total revenues...............................................................................................	70,379	65,563	16,521

Expense
Interest expense.............................................................................................	1,887	—	—
Selling, general and administrative.....................................................................	17,644	19,053	15,923

Total expenses...............................................................................................	19,531	19,053	15,923

Net income before provision for income taxes.....................................................	50,848	46,510	598
Income tax benefit...........................................................................................	(1,628)	(1,159)	(498)

Net income	$ 52,476	$ 47,669	$ 1,096

Weighted average number of shares:
Basic...............................................................................................................	34,129,880	25,792,932	25,843,348
Diluted.............................................................................................................	34,243,456	25,961,605	25,992,062
Earnings per share:
Basic...............................................................................................................	$ 1.51	$ 1.81	$ 0.03
Diluted.............................................................................................................	$ 1.50	$ 1.80	$ 0.03

Schedule I — Consolidated financial information of parent

Fly Leasing Limited

Condensed Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

(Dollar amounts in thousands)

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Cash Flows from Operating Activities
Net Income	$ 52,476	$ 47,669	$ 1,096
Adjustments to reconcile net income to net cash flow provided by operating activities:
Equity in earnings of subsidiaries...........................................................................	(51,136)	(47,602)	(6,613)
Equity in earnings of unconsolidated subsidiary.......................................................	(1,871)	(1,631)	(279)
Income tax benefit.............................................................................................	(1,654)	(1,203)	(497)
Share-based compensation...................................................................................	3,177	3,635	4,768
Amortization of debt discount and others...............................................................	76	—	—
Changes in operating assets and liabilities:...............................................................
Receivable/(payable) to subsidiaries.......................................................................	12,797	(3,330)	13,967
Other assets.....................................................................................................	45	7	(69)
Payable to related parties.....................................................................................	(1,435)	1,121	(22)
Accrued and other liabilities.................................................................................	670	1,316	(133)

Net cash flows provided by (used in) operating activities.........................................	13,145	(18)	12,218

Cash Flows from Investing Activities
Capital contributions to subsidiaries.......................................................................	(256,515)	(21,000)	(122,703)
Distributions received from subsidiaries.................................................................	6,000	41,462	102,109
Capital contributions to unconsolidated subsidiary...................................................	—	—	(5,863)
Distributions received from unconsolidated subsidiary.............................................	—	458	1,007
Notes payable to subsidiaries...............................................................................	—	—	(47,100)

Net cash flows provided by (used in) investing activities...........................................	(250,515)	20,920	(72,550)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of fees paid.................................................	172,595	23,914	—
Proceeds from issuance of unsecured borrowings...................................................	291,389	—	—
Dividends...........................................................................................................	(30,531)	(21,629)	(20,738)
Dividend equivalents...........................................................................................	(940)	(884)	(360)
Shares repurchased.............................................................................................	—	—	(13,142)

Net cash flows provided by (used in) financing activities.........................................	432,513	1,401	(34,240)

Net increase in (decrease) cash.............................................................................	195,143	22,303	(94,572)
Cash at beginning of period.................................................................................	82,124	59,821	154,393

Cash at end of period.........................................................................................	$ 277,267	$ 82,124	$ 59,821

Supplemental Disclosure of Non Cash Activities:
Taxes paid.........................................................................................................	$ —	$ —	$ —